Financial risk - Liquid assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financial assets
Increase (decrease) in liquid assets	$ 16,200.0
Liquidity risk
Financial assets
Liquid assets	169,871.0	$ 153,694.0
Liquidity risk | Average
Financial assets
Liquid assets	156,295.0	150,936.0
Liquidity risk | Cash
Financial assets
Liquid assets	18,398.0	25,476.0
Liquidity risk | Cash | Average
Financial assets
Liquid assets	19,189.0	21,912.0
Liquidity risk | Trading securities and financial assets measured at FVIS
Financial assets
Liquid assets	18,867.0	11,235.0
Liquidity risk | Trading securities and financial assets measured at FVIS | Average
Financial assets
Liquid assets	17,184.0	10,051.0
Liquidity risk | Available-for-sale securities
Financial assets
Liquid assets		60,667.0
Liquidity risk | Available-for-sale securities | Average
Financial assets
Liquid assets		62,892.0
Liquidity risk | Investment securities
Financial assets
Liquid assets	73,328.0
Liquidity risk | Investment securities | Average
Financial assets
Liquid assets	66,701.0
Liquidity risk | Loans
Financial assets
Liquid assets	58,933.0	55,500.0
Liquidity risk | Loans | Average
Financial assets
Liquid assets	52,498.0	55,336.0
Liquidity risk | Other financial assets
Financial assets
Liquid assets	345.0	816.0
Liquidity risk | Other financial assets | Average
Financial assets
Liquid assets	$ 723.0	$ 745.0